Warrants - Schedule of Private Warrants Outstanding (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares	36,886
Private Warrants [Member] | Warrants Outstanding Series A [Member]
Class of Warrant or Right [Line Items]
Issued Date	January 2013
Exercise Price	$ 3.16792
Number of shares	12,626
Expiration Date	January 2028
Private Warrants [Member] | Warrants Outstanding Series B [Member]
Class of Warrant or Right [Line Items]
Issued Date	June 2015
Exercise Price	$ 11.49921
Number of shares	8,696
Expiration Date	June 2030
Private Warrants [Member] | Warrants Outstanding Series E [Member]
Class of Warrant or Right [Line Items]
Issued Date	July 2022
Exercise Price	$ 64.24741
Number of shares	15,564
Expiration Date	July 2029
Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares		86,873
Convertible Preferred Stock Warrants [Member] | Warrants Outstanding Series A [Member]
Class of Warrant or Right [Line Items]
Issued Date		January 2013
Exercise Price		$ 3.16792
Number of shares		12,626
Expiration Date		January 2028
Convertible Preferred Stock Warrants [Member] | Warrants Outstanding Series B [Member]
Class of Warrant or Right [Line Items]
Issued Date		June 2015
Exercise Price		$ 11.49921
Number of shares		8,696
Expiration Date		June 2030
Convertible Preferred Stock Warrants [Member] | Warrants Outstanding Series E [Member]
Class of Warrant or Right [Line Items]
Issued Date		July 2022
Exercise Price		$ 64.24741
Number of shares		15,564
Expiration Date		July 2029
Convertible Preferred Stock Warrants [Member] | Warrants Outstanding Series C [Member]
Class of Warrant or Right [Line Items]
Issued Date		July 2017
Exercise Price		$ 28.72761
Number of shares		5,865
Expiration Date		July 2024
Convertible Preferred Stock Warrants [Member] | Warrants Outstanding Series D [Member]
Class of Warrant or Right [Line Items]
Issued Date		September 2017
Exercise Price		$ 54.38991
Number of shares		44,122
Expiration Date		September 2024